Inventories	9 Months Ended
Sep. 30, 2016
Inventories [Abstract]
INVENTORIES
NOTE 6:-	INVENTORIES

	September 30,	December 31,
	2016	2015
	(Unaudited)

Raw materials and components	$12,006	$8,724
Finished products (*)	10,949	7,079

	$22,955	$15,803

(*)	Inventory write-off amounted to $920 and $799 for the nine months ended September 30, 2016 and 2015, respectively.